Trade Receivables and Customer Finance - Summary of Total Outstanding Customer Finance Exposure Per Market Area (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	100.00%	100.00%
South East Asia, Oceania and India [member]
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	24.00%	17.00%
North America [member]
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	7.00%	7.00%
Europe and Latin America [member]
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	12.00%	19.00%
Middle East and Africa [member]
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	56.00%	56.00%
Other [member]
Disclosure of outstanding customer finance per market area [line items]
Percentage of outstanding customer finance	1.00%	1.00%